GOODWILL	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2018	2017
Balance at beginning of year	$218,516	$154,114
Goodwill acquired (note 5(b) and 5(c))	1,016	51,848
Disposal of assets of a business unit	(2,073)	—
Foreign currency translation adjustments	(6,385)	12,554
	$211,074	$218,516

OEM Solutions	$107,268	$111,348
Enterprise Solutions	26,988	27,405
IoT Services	76,818	79,763
	$211,074	$218,516

We assessed the recoverability of goodwill as at October 1, 2018 for each of the identified reporting units and determined that the fair value of each of the three reporting units exceeded its carrying value. Therefore, the second step of the impairment test that measures the amount of an impairment loss by comparing the implied fair market value with the carrying amount of goodwill for each reporting unit was not required.

There was no impairment of goodwill during the years ended December 31, 2018, 2017 and 2016.